Fair Value Measurements - Quantitative Information about Significant Unobservable Inputs (Details) - Level 3	Dec. 31, 2023	Dec. 31, 2022 Year
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		0.0469
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		0.008
Minimum | Pull-through factor | IRLCs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	0.0077	0.1466
Minimum | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		0.0404
Minimum | Volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		0.404
Minimum | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		4.24
Minimum | Fair value of common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		19.05
Measurement input, warrants		0.00
Maximum | Pull-through factor | IRLCs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	1.0000	0.9657
Maximum | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		0.0394
Maximum | Volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		1.238
Maximum | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		5.74
Maximum | Fair value of common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		10.63
Measurement input, warrants		6.60
Weighted average | Pull-through factor | IRLCs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	0.898	0.796
Weighted average | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		0.0469
Measurement input, warrants		0.0400
Weighted average | Volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		0.650
Weighted average | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		0.0075
Measurement input, warrants		4.8
Weighted average | Fair value of common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		9.77
Measurement input, warrants		1.60